Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2022	Dec. 31, 2021
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 291.2	€ 292.5
Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	11.6	85.4
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	161.9	78.0
Emerging Markets [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	100.2	133.1
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3],[4]	€ 17.4	€ (4.0)

[1]	All liquidity horizons are set to 12 months.
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2022 and December 31, 2021, respectively
[3]	Business line breakdowns have been updated for 2022 reporting to better reflect the current business structure.
[4]	Other includes Capital Release Unit.